LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.77%
Equity Funds–49.65%
iShares Core S&P 500 ETF	147,640	$98,815,452
iShares Core S&P Mid-Cap ETF	335,724	21,909,348
iShares Edge MSCI Min Vol USA ETF	877,072	83,444,630
iShares Russell 2000 ETF	97,417	23,571,018
		227,740,448
Fixed Income Funds–28.74%
iShares Broad USD Investment Grade Corporate Bond ETF	423,621	22,121,489
iShares Core U.S. Aggregate Bond ETF	653,098	65,473,074
iShares Core U.S. Treasury Bond ETF	956,812	22,121,493
iShares MBS ETF	232,393	22,112,194
		131,828,250
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.13%
iShares Edge MSCI Min Vol EAFE ETF	673,370	$57,121,977
iShares Edge MSCI Min Vol Emerging Markets ETF	407,602	26,017,236
		83,139,213
Money Market Fund–3.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	14,916,533	14,916,533
		14,916,533
Total Investment Companies (Cost $316,340,085)		457,624,444

TOTAL INVESTMENTS–99.77% (Cost $316,340,085)	457,624,444
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,051,712
NET ASSETS APPLICABLE TO 33,732,171 SHARES OUTSTANDING–100.00%	$458,676,156

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$198,660	$198,408	12/15/25	$252	$—
5	CME British Pound Currency Futures	420,344	423,254	12/15/25	—	(2,910)
7	CME Euro Foreign Exchange Currency Futures	1,031,800	1,030,353	12/15/25	1,447	—
6	CME Japanese Yen Currency Futures	511,050	513,005	12/15/25	—	(1,955)
					1,699	(4,865)
Equity Contracts:
9	CME E-mini Russell 2000 Index Futures	1,104,975	1,087,184	12/19/25	17,791	—
23	CME E-mini S&P 500 Index Futures	7,749,563	7,642,540	12/19/25	107,023	—
6	CME E-mini S&P MidCap 400 Index Futures	1,971,720	1,985,360	12/19/25	—	(13,640)
20	Eurex EURO STOXX 50 Futures	1,301,083	1,280,140	12/19/25	20,943	—
4	FTSE 100 Index Futures	506,086	501,005	12/19/25	5,081	—
15	ICE U.S. MSCI Emerging Markets Index Futures	1,019,775	1,009,246	12/19/25	10,529	—
3	OML Stockholm OMXS30 Index Futures	84,923	84,247	10/17/25	676	—
1	SFE S&P ASX Share Price Index 200 Futures	146,784	147,460	12/18/25	—	(676)
3	TSE TOPIX Futures	637,184	636,580	12/11/25	604	—
					162,647	(14,316)
Total Futures Contracts					$164,346	$(19,181)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2